Revenues (By Significant Types of Films) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenue from External Customer [Line Items]
Revenues From External Customer	$ 48,209	¥ 335,620	¥ 333,522	¥ 290,706
Percent of Total	100.00%	100.00%	100.00%	100.00%
Stamping and Transfer Film [Member]
Revenue from External Customer [Line Items]
Revenues From External Customer	$ 16,760	¥ 116,681	¥ 129,548	¥ 116,396
Percent of Total	34.80%	34.80%	38.90%	40.00%
Printing Film [Member]
Revenue from External Customer [Line Items]
Revenues From External Customer	$ 4,866	¥ 33,877	¥ 30,686	¥ 24,779
Percent of Total	10.10%	10.10%	9.20%	8.50%
Metallized Film [Member]
Revenue from External Customer [Line Items]
Revenues From External Customer	$ 789	¥ 5,493	¥ 4,373	¥ 8,431
Percent of Total	1.60%	1.60%	1.30%	2.90%
Specialty Film [Member]
Revenue from External Customer [Line Items]
Revenues From External Customer	$ 23,332	¥ 162,432	¥ 148,801	¥ 108,089
Percent of Total	48.40%	48.40%	44.60%	37.20%
Base Film For Other Applications [Member]
Revenue from External Customer [Line Items]
Revenues From External Customer	$ 2,462	¥ 17,137	¥ 20,114	¥ 33,011
Percent of Total	5.10%	5.10%	6.00%	11.40%